Securities, 424I - Securities, 424I: 1	Oct. 14, 2025 USD ($)
Securities, 424I Table
Fee Previously Paid	true
Security Class Title	Common Shares, $0.001 par value per share, reserved for issuance pursuant to the Transuite.Org Inc. 2025 Equity Incentive Plan
Fee Rate	0.00014%
Amount of Registration Fee	$ 473.68